CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
CURRENT ASSETS:
Cash	$ 1,564	$ 975
Accounts receivable (net of allowance for doubtful accounts of $284 as of December 31, 2011 and $121 as of January 1, 2011)	17,905	14,955
Inventories	20,235	20,219
Prepaid expenses and other current assets	230	184
Refundable income taxes		80
Deferred income taxes	1,951	1,613
Total current assets	41,885	38,026
PROPERTY, PLANT AND EQUIPMENT, at cost:
Land	1,546	1,546
Buildings and improvements	10,355	10,278
Machinery and equipment	43,563	39,994
	55,464	51,818
Less: accumulated depreciation	31,410	28,595
	24,054	23,223
OTHER ASSETS	114	155
TOTAL ASSETS	66,053	61,404
CURRENT LIABILITIES:
Lines of credit	2,023	4,793
Current portion of long-term debt	2,450	4,370
Trade accounts payable	8,449	7,336
Employee compensation and amounts withheld	2,449	1,212
Accrued expenses	1,754	2,136
Customer advances	708	857
Total current liabilities	17,833	20,704
LONG TERM LIABILITIES:
Long-term debt, less current portion	12,145	9,858
Pension liabilities, less current portion	2,469	1,526
Deferred income taxes	4,990	4,473
Total long-term liabilities	19,604	15,857
Total liabilities	37,437	36,561
COMMITMENTS AND CONTINGENCIES (NOTE H)	0	0
SHAREHOLDERS' EQUITY:
Common stock, par value $.0025 per share; 20,000,000 shares authorized; issued and outstanding-- 5,041,367 on December 31, 2011 and 4,869,469 on January 1, 2011	13	12
Additional paid-in capital	12,522	11,690
Retained earnings	19,180	15,630
	31,715	27,332
Less: accumulated other comprehensive loss	3,099	2,489
Total shareholders' equity	28,616	24,843
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 66,053	$ 61,404